RETIREMENT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RETIREMENT PLANS.
RETIREMENT PLANS
8.	RETIREMENT PLANS

Defined Contribution Plan

The Company has a 401(k) profit sharing plan for all full-time employees who have attained the age of 21 and completed 90 days of service. The Company matches 100% of the first 1% and then 50% of the next 5% of employee contributions. Retirement plan expense for the nine months ended September 30, 2021 and 2020 was approximately $786 and $778, respectively.

Deferred Compensation Plan

The Company has a self-administered deferred compensation plan that accrues a liability for the benefit of certain employees equal to 0.25% of the year-over-year change in Earnings Before Interest Depreciation “EBITDA” that began in 2014. The Company made an initial contribution of $150 with an additional contribution of $0 and $176 for the nine months ended September 30, 2021 and 2020, respectively. The total liability was $242 and $1,534 at September 30, 2021 and December 31, 2020, respectively and is recorded in other liabilities on the balance sheet. Contributions to the Plan vest over a seven year period according to the following vesting schedule: Year 1 — 0.0%, Year 2 — 5.0%, Year 3 — 15.0%, Year 4 — 20.0%, Year 5 — 30.0%, Year 6 — 50.0%, Year 7 — 100%. Since plan inception $1,328 has vested and $1,291 was paid during the period ended September 30, 2021.

9.	RETIREMENT PLAN

Defined Contribution Plan

The Company has a 401(k) profit sharing plan for all full-time employees who have attained the age of 21 and completed 90 days of service. The Company matches 100% of the first 1% and then 50% of the next 5% of employee contributions. Retirement plan expense for the years ended December 31, 2020, 2019, and 2018 was approximately $1,030, $943, and $675 respectively.

Deferred Compensation Plan

The Company has a self-administered deferred compensation plan that accrues a liability for the benefit of certain employees equal to 0.25% year-over-year change in Earnings Before Interest Depreciation “EBITDA” that began in 2014. The Company made an initial contribution of $150 with an additional contribution of $0, $501, and $0 for years ended December 31, 2020,

2019, and 2018, respectively. The total liability was $1,534 and $1,461 at December 31, 2020 and 2019, respectively, and is recorded in other liabilities on the balance sheet. The Plan vests over a seven year period according to the following vesting schedule: Year 1 — 0.0%, Year 2 — 5.0%, Year 3 — 15.0%, Year 4 — 20.0%, Year 5 — 30.0%, Year 6 — 50.0%, Year 7 — 100%. Since plan inception $1,223 has vested of the recorded liability.